Commitments, contingencies and operating risks (Details) ₽ in Millions	6 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 RUB (₽) item
Commitments, contingencies and operating risks
Monetary fine imposed | ₽	₽ 11
Number of types of consumers | item		3
Maximum effect of additional losses on consolidated financial statements | ₽	₽ 2,400	₽ 1,900
Number of insurance policies held | item		0